Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
In 2015, the Company acquired a ship-to-ship transfer business (previously referred to as SPT and now known as Teekay Marine Solutions or TMS) from a company jointly owned by Teekay Corporation and a Norway-based marine transportation company, I.M. Skaugen SE, and recognized goodwill and intangible assets relating to customer relationships at the time of acquisition.

Goodwill

The carrying amount of goodwill was $2.4 million as at December 31, 2023 and 2022. In 2023, 2022 and 2021, the Company conducted its annual goodwill impairment review and concluded that no impairment had occurred.

Intangible Assets

The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2023	December 31, 2022
	$	$
Customer relationships At cost of $5.7 million, less accumulated amortization of $5.0 million (2022 - cost of $5.7 million, less accumulated amortization of $4.6 million) (1)	658	1,051
	658	1,051
(1)The customer relationships are being amortized over a weighted average amortization period of 10 years. Amortization of intangible assets for the year ended December 31, 2023 was $0.4 million (2022 - $0.4 million, 2021 - $0.5 million). Amortization of intangible assets for the remaining two years subsequent to 2023 is expected to be $0.4 million (2024) and $0.3 million (2025).